Nature of Operations (Details Narrative) - shares	Dec. 31, 2025	Dec. 31, 2024	Jan. 05, 2024	Sep. 16, 2022
NatureOfOperationsLineItems [Line Items]
Warrants shares	554,798	328,412	200,000
Warrants [member]
NatureOfOperationsLineItems [Line Items]
Warrants shares				1,666,667